EQUITY - Narrative (Details)		12 Months Ended
	Aug. 23, 2023 R / shares	Jun. 30, 2023 ZAR (R) vote R / shares shares	Jun. 30, 2022 ZAR (R) shares	Jun. 30, 2021 ZAR (R) shares
Disclosure of classes of share capital [line items]
Number of votes | vote		1
Ergo Mining Operations Proprietary Limited | Treasury shares
Disclosure of classes of share capital [line items]
Treasury shares acquired (in shares) | shares		0	0	0
Number of shares sold or disposed of (in shares) | shares		2,715,604	2,862,654	0
Proceeds from sale or issue of treasury shares		R 0	R 0	R 0
Average cost of the treasury shares		R 14,600,000	R 15,400,000	R 0
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend per share approved by directors (in ZAR cents per share) | R / shares	R 0.65	R 0.65
Amount of dividends approved by directors		R 559,400,000